Summary of Expected Credit Loss Allowance (Detail) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Allowance For Doubtful Accounts [Abstract]
Beginning balance	$ 862	$ 929
Impairment loss recognized	29	812
Amounts written-off as uncollectible	(70)	(479)
Impairment loss reversed	(231)	(396)
Effect of movement in exchange rates	(5)	(4)
Ending balance	$ 585	$ 862